Other Net Investment Result - Summary Of Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using the effective interest method	€ 599	€ 409
Debt securities and money market instruments [member]
Disclosure Of Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using the effective interest method	457	405
Other [member]
Disclosure Of Interest Revenue On Financial Instruments Calculated Using The Effective Interest Method [Line Items]
Interest revenue on financial instruments calculated using the effective interest method	€ 142	€ 3